                                                                                                                                   PETER D. LOWENSTEIN
                                                                                                                                      ATTORNEY AT LAW
                                                                                                                                        496 VALLEY ROAD
                                                                                                                            COS COB, CONNECTICUT  06807
                                                                                                                                              212-907-1850

                                                                                                                                                                                                           March 30, 2010

VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re: Value Line New York Tax Exempt Trust (the “Fund”)
         File Nos. 33-12400 and 811-05052
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Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 25 to the Fund's Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose of updating certain information and conforming to the revised Form N-1A requirements.

                                                                                                                                Very truly yours,

Peter D. Lowenstein